Long-term debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long Term Debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		2016	2015
Senior Unsecured Revolving Credit Facilities	—	2017-2019	N/A		$242,947	$27,300
Senior Unsecured Bank Credit Facilities	—	2017-2019	N/A		2,140,122	—
Canadian Dollar Borrowings
Senior Unsecured Notes	4.99%	2018-2022		$490,000	487,389	481,991
Senior Secured Project Notes	10.29%	2020-2027		$35,600	35,600	37,347
U.S. Dollar Borrowings
Senior Unsecured Notes	4.16%	2017-2045	US$	525,000	700,600	721,581
Senior Unsecured Utility Notes	5.68%	2017-2028	US$	130,709	174,206	186,446
Senior Secured Utility Bonds	6.97%	2020-2043	US$	83,500	132,551	32,130
					$3,913,415	$1,486,795
Less: current portion					(10,075)	(8,945)
					$3,903,340	$1,477,850

Principal Payments	Principal payments due in the next five years and thereafter are as follows:

2017	2018	2019	2020	2021	Thereafter	Total
$1,871,864	$461,058	$284,243	$147,264	$157,626	$979,210	$3,901,265